SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details)	12 Months Ended
Mar. 31, 2021
Office equipment | Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	3 years
Office equipment | Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years